Expense Example - FidelityPuritanFund-KPRO - FidelityPuritanFund-KPRO - Fidelity Puritan Fund - Fidelity Puritan Fund - Class K	Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 41
3 years	128
5 years	224
10 years	$ 505